Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2022
Supplementary Balance Sheet Information [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION

NOTE 8 - SUPPLEMENTARY BALANCE SHEET INFORMATION

a.	Cash and short-term bank deposits:

	December 31,
	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

Cash	$4,535	$4,182
Cash equivalents	730	-
Total cash and cash equivalents	$5,265	$4,182

Short-term bank deposits*	$12,040	$14,071

*	The average interest rate of short-term deposits is 4.15% and 0.73%, as of December 31, 2022 and 2021, respectively.

b.	Other current assets:

	December 31,
	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

Government institutions	$36	$55
Employees	31	27
Interest receivable	185	24
Sundry	41	39
	$293	$145

c.	Other current liabilities and accruals:

	December 31,
	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

Payroll and related expenses	$840	$946
Government institutions	277	453
Accrued vacation pay	64	87
Accrued expenses and sundry	797	779
	$1,978	$2,265